SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.	12 Months Ended
Dec. 31, 2014
SCHEDULE 1-WUXI PHARMATECH (CAYMAN) INC.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2013 AND 2014

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

BALANCE SHEETS

	December 31,
	2013	2014
Assets
Current assets:
Cash and cash equivalents	5,246	22,397
Restricted cash	2,837	—
Dividends receivable	5,953	5,849
Other current assets	10,897	64

Total current assets	24,933	28,310

Non-current assets:
Investments in subsidiaries	711,157	784,912

Total assets	736,090	813,222

Liabilities and equity
Current liabilities:
Short-term loans	—	30,000
Accrued liabilities	302	628
Other taxes payable	239	210
Other current liabilities	800	4,530

Total current liabilities	1,341	35,368

Total liabilities	1,341	35,368

Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2013 and 2014; 572,270,834 and 561,159,373 issued and outstanding as of December 31, 2013 and 2014, respectively)	11,445	11,223
Additional paid-in capital	353,173	295,308
Accumulated earnings	303,171	415,329
Accumulated other comprehensive income	66,960	55,994

Total equity	734,749	777,854

Total liabilities and equity	736,090	813,222

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended December 31,
	2012	2013	2014
Operating expenses:
Selling and marketing expenses	—	(730)	(667)
General and administrative expenses(1)	(14,441)	(15,510)	(22,736)

Operating loss	(14,441)	(16,240)	(23,403)
Equity in earnings of subsidiaries	96,284	117,339	145,182
Other income (loss), net	4,947	13,862	(9,048)
Interest expense	(985)	(405)	(580)
Interest income	9	11	7

Income before income taxes	85,814	114,567	112,158
Income tax expense	770	—	—

Net income	86,584	114,567	112,158

Other comprehensive income, net of tax:
Equity in other comprehensive income of unconsolidated subsidiaries	1,358	20,277	(10,966)

Comprehensive income	87,942	134,844	101,192

Note(1):	General and administrative expenses include $3.7 million, $3.7 million and $5.6 million of share-based compensation expense for the years ended December 31, 2012, 2013 and 2014, respectively. These amounts have been classified as cost of revenues in the consolidated statements of comprehensive income for WuXi PharmaTech (Cayman) Inc.

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF SHAREHOLDERS’ EQUITY

	Ordinary		Additional Paid-In	Retained	Accumulated Other Comprehensive	Total
	Shares	Amount	Capital	Earnings	Income	Equity
Balance as of January 31, 2012	570,489,352	11,410	345,832	103,159	45,325	505,726

Issuance of ordinary shares pursuant to share incentive plan	7,743,594	155	1,225	—	—	1,380
Share-based compensation expense	—	—	14,314	—	—	14,314
Conversion of convertible bond	22,771,021	455	35,409	—	—	35,864
Repurchase of ordinary shares issued for convertible notes	(22,771,021)	(455)	(35,409)	(1,139)	—	(37,003)
Repurchase of ordinary shares	(17,111,944)	(343)	(29,657)	—	—	(30,000)
Currency translation adjustment	—	—	—	—	1,358	1,358
Net income	—	—	—	86,584	—	86,584

Balance as of December 31, 2012	561,121,002	11,222	331,714	188,604	46,683	578,223

Issuance of ordinary shares pursuant to share incentive plan	11,640,112	233	4,717	—	—	4,950
Share-based compensation expense	—	—	17,895	—	—	17,895
Repurchase of ordinary shares	(490,280)	(10)	(1,153)			(1,163)
Currency translation adjustment	—	—	—	—	15,795	15,795
Unrealized gains on available-for-sale securities	—	—	—	—	4,482	4,482
Net income	—	—	—	114,567	—	114,567

Balance as of December 31, 2013	572,270,834	11,445	353,173	303,171	66,960	734,749

Issuance of ordinary shares pursuant to share incentive plan	8,609,768	172	2,053	—	—	2,225
Share-based compensation expense	—	—	22,963	—	—	22,963
Repurchase of ordinary shares	(23,066,912)	(461)	(98,416)			(98,877)
Currency translation adjustment	—	—	—	—	(11,944)	(11,944)
Tax benefit from equity awards	—	—	602	—	—	602
Unrealized loss on cash flow hedges	—	—	—	—	(1,498)	(1,498)
Unrealized gains on available-for-sale securities	—	—	—	—	2,476	2,476
Share issued in connection of business acquisition	3,345,683	67	14,933			15,000
Net income	—	—	—	112,158	—	112,158

Balance as of December 31, 2014	561,159,373	11,223	295,308	415,329	55,994	777,854

SCHEDULE 1—WUXI PHARMATECH (CAYMAN) INC.

CONDENSED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2013 AND 2014

(Dollars in thousands, except share and per share data, unless otherwise stated)

WUXI PHARMATECH (CAYMAN) INC.

STATEMENTS OF CASH FLOW

	Year Ended December 31,
	2012	2013	2014
Operating activities:
Net income	86,584	114,567	112,158
Adjustment to reconcile net income to net cash used in operating activities:
Share-based compensation	13,329	15,513	21,571
Equity in earnings of subsidiaries	(96,284)	(117,339)	(145,182)
Loss (gain) on forward contracts marked to market	(2,460)	(7,722)	14,467
Changes in assets and liabilities:
Other current assets	210	(34)	35
Other non-current assets	74	42	—
Other current liabilities	(770)	—	61
Other taxes payable	(243)	197	(28)
Accrued liabilities	(183)	(9)	326

Net cash provided by operating activities	257	5,215	3,408

Investing activities:
Long-term investments in subsidiaries	(11,275)	(9,068)	(4,457)
Dividends received from subsidiaries	43,183	—	—
Increase (decrease) of restricted cash related to share repurchases	—	(2,837)	2,837
Intercompany loan received from subsidiaries	53,017	6,610	82,015

Net cash provided by (used in) investing activities	84,925	(5,295)	80,395

Financing activities:
Repayment of short-term bank borrowings	(20,000)	—
Proceeds from short-term bank borrowings	—	—	30,000
Proceeds from exercise of share options	1,380	4,949	2,225
Repurchase of ordinary shares issued for convertible notes	(37,003)	—	—
Repurchase of ordinary shares	(30,000)	(1,162)	(98,877)

Net cash provided by (used in) financing activities	(85,623)	3,787	(66,652)

Net increase (decrease) in cash and cash equivalents	(441)	3,707	17,151
Cash and cash equivalents at beginning of year	1,980	1,539	5,246

Cash and cash equivalents at end of year	1,539	5,246	22,397

Non-cash investing and financing activities:
Dividends declared by subsidiaries but not received	—	—	—

Note to Schedule 1

1) Schedule 1 has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

2) The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3) Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

4) As of December 31, 2012, 2013 and 2014, there were no material contingencies, mandatory dividend or redemption requirements of redeemable stock or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statement.

5) For the year ended December 31, 2012, $25.3 million and $17.9 million in cash dividends were paid to the Company by WXAT and WASH, respectively.